COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Summary of finance and operating right-of-use assets

	September 30,	December 31,
	2025	2024
Finance leases:
Office equipment	$144	$177
Finance lease right-of-use assets, net	$144	$177

Operating Leases:
Facilities	$440	$653
Office equipment	34	47
Operating lease right-of-use assets, net	$474	$700

	December 31, 2024	December 31, 2023
Finance leases:
Office equipment	$177	$23
Finance lease right-of-use assets, net	$177	$23

Operating Leases:
Facilities	$653	$907
Office equipment	47	19
Operating lease right-of-use assets, net	$700	$926

Summary of future minimum operating and finance lease payments

	Operating	Finance
	Leases	Lease
2025 (three months remaining)	$116	$12
2026	412	77
2027	35	27
2028	-	-
Undiscounted total	563	116
Less: imputed interest	(55)	(8)
Present value of future minimum payments	508	108
Current portion of lease liability	(372)	(64)
Lease liability, net of current portion	$136	$44

	Operating Leases	Finance Lease
2025	$439	$77
2026	412	77
2027	35	27
2028	-	-
Undiscounted total	886	181
Less: imputed interest	(94)	(22)
Present value of future minimum payments	792	159
Current portion of lease liability	(371)	(63)
Lease liability, net of current portion	$421	$96

Schedules of lease cost

	Nine Months Ended
	September 30,
	2025	2024
Operating lease cost	$307	$286
Short-term lease cost	8	10
Variable lease cost	51	9
Total operating lease cost	$366	$305

	Year Ended December 31,
	2024	2023
Operating lease cost	$384	$373
Short-term lease cost	11	10
Variable lease cost	29	18
Total operating lease cost	$424	$401